Commitments and Contingencies (Details) $ / shares in Units, ¥ in Millions, $ in Millions			12 Months Ended
	Aug. 18, 2022 USD ($) $ / shares shares	May 21, 2019 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 03, 2018
Commitments and Contingencies (Details) [Line Items]
Agreement total amount (in Yuan Renminbi)				$ 100.0
Total various losses amount (in Yuan Renminbi) | ¥			¥ 152.5
Initial investment amount (in Dollars)	$ 5.0
Share price (in Dollars per share) | $ / shares	$ 5
Investment interest rate	200.00%
Fair value adjustment (in Dollars)	$ 10.0
Redemption event occurs (in Dollars)	$ 2.6
Contingent repayment percentage	200.00%
Penalties and expenses (in Dollars)	$ 5.0
Shortage interest rate	200.00%
Loss contingency (in Dollars)	$ 5.0
Agreement amount (in Dollars)				$ 5.0
Guarantee on a shareholder description			Redemption Event was defined in the Agreement as (i) 12 months from the effective date, which referred to November 14, 2022, the average closing market price of the Company is lower than 200% of the Purchase Price; (ii) After the Lock-up Period, which referred to 6 to 12 months since the effective date, when Hainan Union plans to sell its shares, in whole or in part, at a lower price of 200% of the Purchase Price, and a written notice has been delivered to Vision Path
The 2018 Cooperation Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Equity interest						100.00%
The 2019 Cooperation Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Equity interest		100.00%
Equity transfer price (in Yuan Renminbi) | ¥		¥ 97.0
The Equity Transfer Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Equity interest		100.00%
Equity transfer price (in Yuan Renminbi) | ¥		¥ 97.0
The Jinghai District Court [Member]
Commitments and Contingencies (Details) [Line Items]
Equity transfer price (in Yuan Renminbi) | ¥		¥ 97.0
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price interest	200.00%
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase price interest	100.00%
Class B Ordinary Shares [Member]
Commitments and Contingencies (Details) [Line Items]
Ordinary shares (in Shares) | shares	1,000,000
The 2019 Cooperation Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement total amount (in Yuan Renminbi) | ¥					¥ 100.0